Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss)	$ (4,242)		$ (2,504)	$ (2,878)
Adjustments required to reflect net cash used in operating activities:
Depreciation	121		83	58
Share-based compensation	1,009		121	111
Accrued income on deposits				(2)
Issuance expenses related to warrants exercisable into shares			19
Changes in values of warrants exercisable into shares	(132)
Changes in operating asset and liability items:
(Increases) decrease in prepaid expenses	(293)		33	108
(Increase) decrease in other receivables	(130)		(40)	465
Increase (decrease) in accounts payable trade	145		1	(42)
Increase (decrease) in accrued expenses and other liabilities	372		(11)	(10)
(Decrease) in payables to related parties	(11)		(6)
Net cash (used in) operating activities	(3,161)		(2,304)	(2,190)
Cash flows from investing activities
Investment in restricted cash	(32)			(5)
Purchase of property and equipment	(461)		(130)	(182)
Investment in short-term bank deposits	(40)
Release of short-term bank deposits, net				5,011
Net cash provided by (used in) investing activities	(533)		(130)	4,824
Cash flow from financing activities
Proceeds from issuance of preferred stock and warrants, net	5,194		8,055
Proceeds from exercise of options		[1]		27
Net cash provided by financing activities	5,194		8,055	27
Increase in cash and cash equivalents	1,500		5,621	2,661
Cash and cash equivalents - beginning of year	9,005		3,020	262
Exchange rate differences on cash and cash equivalents	(769)		364	97
Cash and cash equivalents - end of year	9,736		9,005	3,020
Non-cash transactions:
Issuance of Common and Preferred Stock in connection with conversion of Convertible Notes and accrued interest			7	8,865
Interest on convertible notes				67
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest	$ 138		$ 37	$ 30

[1]	Less than $1